Derivative liabilities (Tables)	12 Months Ended
Aug. 31, 2024
Financial risk management and fair value measurement
Schedule of assumptions used to determine the fair value of the warrant

Issuance date	Original Exercise price	Market price	Expected volatility	Risk-free interest rate	Expected life
	$	$	%	%	[years]

January 19, 2023	760.05	760.05	100	3.4	3
February 17, 2023	765.45	816.75	100	4.0	3
April 19, 2023	761.40	749.25	75	3.9	3
June 16, 2023	722.25	742.50	75	4.1	3
August 2, 2023	724.95	688.50	75	4.8	3
September 20, 2023	734.40	594.00	75	4.8	3

Issuance date	Revised Exercise price	Number of warrants outstanding	Weighted average remaining contractual life
	$	#	[years]

January 19, 2023	191.23	4,108	1.39
February 17, 2023	191.23	3,520	1.47
April 19, 2023	191.23	2,826	1.63
June 16, 2023	191.23	3,659	1.79
August 2, 2023	191.23	3,662	1.92
September 20, 2023	191.23	2,763	2.05

Schedule of movements in derivative financial liabilities

	As at August 31, 2024	As at August 31, 2023
	$	$

Opening balance	5,558,822	—
Additions	765,733	7,614,510
Effect on fair value of repricing of warrants	896,458	—
Change in estimate of fair value	(7,190,449)	(2,055,688)
Closing balance	30,564	5,558,822

Series A Convertible Preferred Shares
Financial risk management and fair value measurement
Schedule of movements in derivative financial liabilities

	As at August 31, 2024	As at August 31, 2023
	$	$

Opening balance	—	—
Fair value at issuance	12,744,593	—
Deferred loss at issuance	(8,737,194)	—
Revaluation at the end of the period	(10,336,357)	—
Amortization of the deferred loss during the period	7,325,187	—
Conversion to Voting Common Shares during the period [Note 19]	(301,997)	—
Closing balance	694,232	—

Series B Convertible Preferred Shares
Financial risk management and fair value measurement
Schedule of movements in derivative financial liabilities

	As at August 31, 2024	As at August 31, 2023
	$	$

Opening balance	—	—
Fair value at issuance	6,888,006	—
Deferred loss at issuance	(2,841,008)	—
Revaluation at the end of the period	(4,642,780)	—
Amortization of the deferred loss during the period	1,674,778	—
Accelerated amortization of the deferred loss during the period	376,598	—
Closing balance	1,455,594	—